Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	82 Months Ended	108 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Without Sales Load [Member] | C000158764
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%		8.66%		6.02%
Without Sales Load [Member] | C000158765
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%		8.40%		5.71%
Without Sales Load [Member] | C000193875
Average Annual Return [Line Items]
Average Annual Return, Percent	14.74%		11.40%	5.90%
Without Sales Load [Member] | C000193876
Average Annual Return [Line Items]
Average Annual Return, Percent	14.45%		11.13%	5.64%
Without Sales Load [Member] | C000220967
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	5.62%
Without Sales Load [Member] | C000220968
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	5.34%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%		15.00%		13.41%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%		15.00%		13.41%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%		15.00%	14.07%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%		15.00%	14.07%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.59%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%	15.59%
FTSE 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Average Annual Return, Percent	5.65%		2.28%	2.19%
FTSE 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Average Annual Return, Percent	5.65%		2.28%	2.19%
FTSE 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Average Annual Return, Percent	5.65%	2.51%
FTSE 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Average Annual Return, Percent	5.65%	2.51%